Leases - Additional information (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2022	Oct. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use asset			$ 30,555	$ 85,036
Recognition of lease liability			18,913	$ 57,671
Revenue from sublease			$ 24,973
GAS-three Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback		$ 117,569
Lease-back bareboat charter period in years		5 years
Recognition of right-of-use asset		$ 84,761
Recognition of lease liability		$ 57,396
GAS-twenty one Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback	$ 49,472
Recognition of right-of-use asset	30,345
Recognition of lease liability	$ 18,719